LEASES (Narrative) (Details) (USD $)	9 Months Ended		12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2011
Operating Leased Assets [Line Items]
Lease expense	$ 56,204	$ 55,417	$ 73,880	$ 73,872
Casper, Wyoming [Member]
Operating Leased Assets [Line Items]
Monthly rent expense	4,892		4,750
Billings, Montana [Member]
Operating Leased Assets [Line Items]
Monthly rent expense	$ 1,447		$ 1,406